Stockholders’ Equity - Schedule of Option Outstanding and Option Exercisable (Details) - $ / shares		6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 30, 2025	Sep. 25, 2025	Dec. 31, 2023
Schedule of Option Outstanding and Option Exercisable [Line Items]
Option Outstanding, Weighted Average Exercise Price	$ 36.05	$ 15.13	$ 36.05		$ 36.05		$ 178.6
Option Outstanding, Number Outstanding	569,922	1,853,371	569,922		569,922	466,162
Option Outstanding, Weighted Average Remaining Contractual Life (in years)	9 years 21 days	9 years 3 months 21 days	9 years 21 days	8 years 10 months 2 days
Option Exercisable, Weighted Average Exercise Price	$ 34.96	$ 14.67	$ 34.96
Option Exercisable, Number Exercisable	557,277	1,834,726	557,277
Option Exercisable, Weighted Average Remaining Contractual Life (in years)		9 years 3 months 21 days	9 years 14 days